SEGMENT REPORTING	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
SEGMENT REPORTING
NOTE 17:-	SEGMENT REPORTING

The Company’s chief operating decision maker (“CODM”) uses consolidated net income to monitor period-over-period results and decides where to allocate and invest additional resources within the business to continue growth.

The following is a summary of the significant expense categories and consolidated net income details provided to the CODM:

	Six months ended June 30,
	2026	2025

Total revenues	$715,886	$581,264
Share-based compensation	(70,501)	(87,603)
Tax benefit (expense) related to share-based compensation	1,791	(78)
Restructuring charges	(21,436)	-
Other segment items (*)	(594,246)	(464,585)
Net income	$31,494	$28,998

(*) Other segment expense items included within net income include payroll, financial income, net, advertising and marketing activities, overhead and depreciation, travel and entertainment, income taxes, information technology and communication, sales commissions and other miscellaneous expenses.

Revenues are attributed to geographic areas based on location of the end customers as follows:

	Six months ended June 30,
	2026	2025
	(Unaudited)
United States	$356,872	$293,324
EMEA (*)	152,620	124,902
United Kingdom	82,053	62,300
Rest of the world	124,341	100,738
Total	$715,886	$581,264

(*) excluding the United Kingdom.

Long-lived assets, acquired technology and operating lease right-of-use assets by geographical areas were as follows:

	As of June 30, 2026	As of December 31, 2025
	(Unaudited)
Israel	$86,895	$89,123
United States	118,565	59,618
United Kingdom	46,399	49,548
Rest of the world	4,533	4,748
Total	$256,392	$203,037